Class A Shares [Member] Annual Fund Operating Expenses - Class A Shares - AB International Value Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.92%

[1]	Amount is less than 0.01%.